Significant Related Party Transactions - Summary of Percentages of Holding of Related Parties with Control Relationship and Changes (Detail) ¥ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [line items]
Ownership interest		¥ 19,324	¥ 19,324
Percentage of holding		68.37%	68.37%	68.37%	68.37%	68.37%	68.37%
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,680	¥ 1,680
Percentage of holding		60.00%	60.00%
China Life Pension Company Limited ("Pension Company") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 2,746	¥ 2,746
Percentage of holding		74.27%	74.27%
China Life Franklin Asset Management Company Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary | $				$ 130		$ 130
Percentage of holding		50.00%	50.00%
China Life (Suzhou) Pension and Retirement Investment Company Limited ("Suzhou Pension Company") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 2,181	¥ 1,991
Percentage of holding		100.00%	100.00%
Increase in ownership interest in subsidiaries			¥ 190
China Life AMP Asset Management Company ("CL AMP") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,095	¥ 1,095
Percentage of holding		85.03%	85.03%
China Life Wealth Management Co., Limited ("CL Wealth") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 200	¥ 200
Percentage of holding		100.00%	100.00%
Golden Phoenix Tree Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of holding		100.00%	100.00%
King Phoenix Tree Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of holding		100.00%	100.00%
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 6,100	¥ 6,800
Percentage of holding		100.00%	100.00%
Decrease in ownership interest in subsidiaries		¥ 700
New Aldgate Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,167	¥ 1,167
Percentage of holding		100.00%	100.00%
Glorious Fortune Forever Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of holding		100.00%	100.00%
CL Hotel Investor, L.P. [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 285	¥ 95
Percentage of holding		100.00%	100.00%
Increase in ownership interest in subsidiaries		¥ 190
Golden Bamboo Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,993	¥ 1,993
Percentage of holding		100.00%	100.00%
Sunny Bamboo Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,876	¥ 1,876
Percentage of holding		100.00%	100.00%
Fortune Bamboo Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 2,435	¥ 2,435
Percentage of holding		100.00%	100.00%
China Century Core Fund Limited ("Century Core Fund") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary | $					$ 1,125		$ 1,125
Percentage of holding		100.00%	100.00%
China Life (Beijing) Health Management Co., Limited ("CL Health") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,530	¥ 1,530
Percentage of holding		100.00%	100.00%
China Life Franklin (Shenzhen) Equity Investment Fund Management Co., Limited ("Franklin Shenzhen Company") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary | $					2		2
Percentage of holding		100.00%	100.00%
Guo Yang Guo Sheng [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 2,835	¥ 2,835
Percentage of holding		89.997%	89.997%
New Capital Wisdom Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of holding		100.00%	100.00%
New Fortune Wisdom Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of holding		100.00%	100.00%
Wisdom Forever Limited Partnership [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary | $					$ 452		$ 452
Percentage of holding		100.00%	100.00%
Shanghai Yuan Shu Yuan Jiu Investment Management Partnership (Limited Partnership) ("Yuan Shu Yuan Jiu") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 571	¥ 571
Percentage of holding		99.98%	99.98%
Shanghai Yuan Shu Yuan Pin Investment Management Partnership (Limited Partnership) ("Yuan Shu Yuan Pin") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 571	¥ 571
Percentage of holding		99.98%	99.98%
Shanghai Wansheng Industry Partnership (Limited Partnership) ("Shanghai Wansheng") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 4,024	¥ 4,012
Percentage of holding		99.98%	99.98%
Increase in ownership interest in subsidiaries		¥ 12
Ningbo Meishan Bonded Port Area Bai Ning Investment Partnership (Limited Partnership) ("Bai Ning") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,680	¥ 1,680
Percentage of holding		99.98%	99.98%
Hope Building [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 484	¥ 484
Percentage of holding		100.00%	100.00%
Wuhu Yuanxiang Tianfu Investment Management Partnership (Limited Partnership) ("Yuanxiang Tianfu") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 548	¥ 533
Percentage of holding		99.98%	99.98%
Increase in ownership interest in subsidiaries		¥ 15
Wuhu Yuanxiang Tianyi Investment Management Partnership (Limited Partnership) ("Yuanxiang Tianyi") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 548	¥ 533
Percentage of holding		99.98%	99.98%
Increase in ownership interest in subsidiaries		¥ 15
Shengyi Jingsheng [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,093	¥ 1,063
Percentage of holding		100.00%	100.00%
Increase in ownership interest in subsidiaries		¥ 30
CBRE Global Investors U.S. Investments I, LLC ("CG Investments") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 4,111	¥ 3,660
Percentage of holding		99.99%	99.99%
Increase in ownership interest in subsidiaries		¥ 451
China Life Guangde(Tianjin) Equity Investment Fund Partnership (Limited Partnership) ("CL Guang De") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 616	¥ 295
Percentage of holding		99.95%	99.95%
Increase in ownership interest in subsidiaries		¥ 321
Beijing China Life Pension Industry Investment Fund (Limited Partnership) ("CL Pension Industry") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 504	¥ 9
Percentage of holding		99.90%	99.90%
Increase in ownership interest in subsidiaries		¥ 495
China Life Qihang Phase I (Tianjin) Equity Investment Fund Partnership (Limited Partnership) ("CL Qihang Fund l") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 6,065	¥ 1
Percentage of holding		99.99%	99.99%
Increase in ownership interest in subsidiaries		¥ 6,064
Decrease in ownership interest in subsidiaries		0
China Life Xing Wan (Tianjin) Enterprise Management Partnership (Limited Partnership) ("CL Xing wan") [Member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary	[1]	¥ 3,865
Percentage of holding	[1]	99.98%
Increase in ownership interest in subsidiaries	[1]	¥ 3,865
China Life Insurance Sales Company Limited ("CL Sales") [Member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary	[2]	¥ 0
Percentage of holding	[2]	90.81%
Increase in ownership interest in subsidiaries	[2]	¥ 0
China Life (Hangzhou) Hotel Company Limited ("CL Hangzhou Hotel") [Member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary	[1]	¥ 65
Percentage of holding	[1]	99.99%
Increase in ownership interest in subsidiaries	[1]	¥ 65
China Life Jiayuan (Xiamen) Health Management Company Limited ("CL Jiayuan") [Member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary	[1]	¥ 300
Percentage of holding	[1]	99.99%
Increase in ownership interest in subsidiaries	[1]	¥ 300

[1]	CL Xing Wan, CL Hangzhou Hotel and CL Jiayuan were newly included in the consolidated financial statements of the Group for the year ended 31 December 2021.
[2]	For the year ended 31 December 2021, the Company injected capital of RMB 500 million to CL Sales, a wholly owned subsidiary of CLIC, and acquired 90.81% of the shareholders’ equity. Both parties are under common control by CLIC which is not transitory before and after the combination. Therefore, this is a business combination under common control. The financial statements of the Group were restated based on the financial statements as at 31 December 2021 obtained from the merged party on the date of combination.